Income Tax Expenses - Summary of Reconciliation of Income Tax Expense (Income) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		$ 105,598	$ 141,987	$ 132,079	$ 107,397
Tax at the Singapore income tax rate			24,138	22,453	18,258
Tax effect of expenses that are not deductible in determining taxable profit			11,110	6,504	2,099
Overprovision in prior years			(389)	(632)	(2)
Tax exempt income (Note A)	[1]		(7,298)	(6,454)	(2,274)
Effect of different tax rates of subsidiaries operating in other jurisdictions			(710)	15	(45)
Deferred tax asset not recognized			2,001	2,440	1,263
Utilization of tax losses previously not recognized as deferred tax asset			0	0	(364)
(Utilization) Recognition of deferred tax on foreseeable dividends			(910)	1,399	0
Foreign withholding tax			1,807	2,493	2,374
Others	[2]		7,300	19	(6)
Tax expense for the year		$ 27,554	$ 37,049	$ 28,237	$ 21,303

[1]	Tax exempt income represent income of subsidiaries located in Singapore, Malaysia and Philippines that benefit from tax holiday. Refer to below for additional information on those subsidiaries tax holidays.
[2]	In 2022, this mainly consists of the effect of a one-off “prosperity tax” enacted by the local government for the Malaysia operations and additional tax incurred by the Philippines operations due to its non-compliance of the work-from-home requirement for the period from April to October 2022.